Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) ¥ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares ¥ / shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares ¥ / shares $ / shares	Dec. 31, 2023 shares ¥ / shares $ / shares	Dec. 31, 2023 CNY (¥) shares ¥ / shares	Dec. 31, 2025 shares ¥ / shares	Dec. 31, 2024 shares ¥ / shares
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	17,001	17,001	29,728	29,728		20,246
Number of options, granted	0	0	0	0		14,506
Number of options, expired	(3,719)	(3,719)	(1,027)	(1,027)		(1,204)
Number of options, forfeited	(185)	(185)	(7,855)	(7,855)		(695)
Number of options, exercised	(13,097)	(13,097)	(3,845)	(3,845)		(3,125)
Number of options, Ending balance	0	0	17,001	17,001		29,728
Number of options, exercisable, end of year	0	0	17,001	17,001	15,310	15,310	0	17,001
Weighted average exercise price, Beginning balance | ¥ / shares		¥ 15.1		¥ 14.7		¥ 14.5
Weighted average exercise price options granted | ¥ / shares		0		0		14.5
Weighted average exercise price, Options expired | ¥ / shares		15.2		14.2		14.1
Weighted average exercise price, Options forfeited | ¥ / shares		15.4		14.3		13.6
Weighted average exercise price options exercised | ¥ / shares		15		12.7		12.1
Weighted average exercise price, Ending balance | ¥ / shares		¥ 0		¥ 15.1		14.7
Weighted average exercise price, Options exercisable, end of year | ¥ / shares					¥ 14.9	¥ 14.9	¥ 0	¥ 15.1
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥						¥ 3.8
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥						¥ 4.7
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	3,100	3,100	3,100	3,100		3,100
Number of options, Ending balance	3,100	3,100	3,100	3,100		3,100
Number of options, exercisable, end of year	2,325	2,325	1,550	1,550			2,325	1,550
Weighted average exercise price, Beginning balance | $ / shares	$ 29.7		$ 30		¥ 30
Weighted average exercise price, Ending balance | $ / shares	29.7		29.7		¥ 30
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 29.7	¥ 29.7	$ 29.7	¥ 29.7